INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2020 (Details) ₽ in Millions, ₴ in Billions	1 Months Ended									3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) facility	Sep. 30, 2020 RUB (₽) facility	Sep. 30, 2020 USD ($) facility	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) facility	Apr. 30, 2020 USD ($)	Mar. 31, 2020 RUB (₽) drawdown	Jul. 31, 2016 USD ($)	Mar. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 UAH (₴)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 7,678,000,000										$ 7,678,000,000	$ 7,519,000,000
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Put option % acquired		15.00%	15.00%
PMCL (Pakistan Mobile Communications Ltd) | Finance costs
Disclosure of detailed information about borrowings [line items]
Gains on disposals of investments			$ 59,000,000
PMCL (Pakistan Mobile Communications Ltd) | Warid Telecom (Pvt) Limited
Disclosure of detailed information about borrowings [line items]
Contingency period									4 years
Reversed unsettled liabilities, contingent liabilities recognised in business combination						$ 41,000,000					$ 41,000,000
PMCL (Pakistan Mobile Communications Ltd) | Major business combination
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary										100.00%
Warid Telecom (Pvt) Limited
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held in subsidiary									100.00%
Warid Telecom (Pvt) Limited | Pakistan Mobile Communications Limited
Disclosure of detailed information about borrowings [line items]
Consideration transferred in kind									15.00%
Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Banglalink Digital Communications Limited
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Notes 3.95%
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 600,000,000										$ 600,000,000
Borrowings, interest rate	3.95%										3.95%		3.95%
Percentage of redemption price realised	101.00%										101.00%		101.00%
Kyivstar UAH4.1bn bilateral facility
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 146,000,000										$ 146,000,000		₴ 4.1
Number of facilities | facility	3
Kyivstar UAH4.1bn bilateral facility | OTP Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.15%										10.15%		10.15%
Borrowings term	3 years
Kyivstar UAH4.1bn bilateral facility | Raiffeisen Bank Aval
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%										11.00%		11.00%
Borrowings term	5 years
Kyivstar UAH4.1bn bilateral facility | Alfa-Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%										3.00%		3.00%
Borrowings term	3 years
MTN unsecured notes | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Bonds issued		₽ 10,000												$ 1,250,000,000	$ 135,000,000		₽ 20,000	$ 288,000,000
MTN unsecured notes | Veon Holdings B.v. | Maximum
Disclosure of detailed information about borrowings [line items]
Bonds issued							$ 6,500,000,000
VTB Bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Facility amount				₽ 30,000												$ 422,000,000
VTB Bank bilateral term loan | Bilateral term loan refinancing
Disclosure of detailed information about borrowings [line items]
Facility amount				₽ 30,000												$ 422,000,000
VTB Bank bilateral term loan | Bilateral term loan refinancing | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				8.75%												8.75%
VTB Bank bilateral term loan | Bilateral term loan refinancing | Floating interest rate - % in addition to key rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.85%												1.85%
RUB100bn bilateral facility
Disclosure of detailed information about borrowings [line items]
Facility amount | ₽																	100,000
Number of facilities | facility						4
Number of facilities utilized | facility						3
Principal amount outstanding | ₽																	₽ 87,500
Number of facilities repaid | facility		1	1
Repayments of non-current borrowings | ₽		₽ 20,000
Borrowing costs incurred			$ 0
Proceeds from non-current borrowings | ₽				₽ 12,500
RUB100bn bilateral facility | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term						2 years
RUB100bn bilateral facility | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term						4 years
RUB100bn bilateral facility | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Facility amount																		1,450,000,000
Principal amount outstanding																		$ 1,281,000,000
USD300M syndicated term facility | Banglalink Digital Communications Limited
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding							300,000,000
Borrowing costs incurred							$ 0
Borrowings maturity, extension term							2 years
USD600M term facility | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding																			$ 600,000,000
Repayments of non-current borrowings					$ 500,000,000	$ 100,000,000
Number of drawdowns | drawdown								2
RUB17.5bn Alfa bank facility
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding | ₽								₽ 17,500
RUB30bn Alfa bank facility
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding								₽ 30,000											$ 165,000,000
Bonds 6.25% | Global Telecom Holding
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				6.25%
Principal amount outstanding																				$ 500,000,000
Senior unsecured notes 4% | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						4.00%
Bonds issued																					$ 300,000,000	$ 700,000,000
Contingent consideration | Level 3 | Financial instruments at fair value
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value									$ 0